CM ADVISERS FAMILY OF FUNDS
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                                CM ADVISERS FUND
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                                   SUPPLEMENT
                             Dated October 23, 2003

This Supplement to the Prospectus and Statement of Additional Information ("SAI") dated May 13, 2003 for the CM Advisers Fund ("Fund"), a series of the CM Advisers Family of Funds, updates the Prospectus and SAI to revise the information as described below. For further information, please contact the Fund toll-free at 1-800-773-3863. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to Van Den Berg Management, Inc. d/b/a CM Fund Advisers, 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746, or by calling the Fund toll-free at the number above.

o The "Managed By" section on the front cover of the Prospectus should read as follows:

         Van Den Berg Management, Inc.
         (d/b/a CM Fund Advisers)
         805 Las Cimas Parkway
         Suite 430
         Austin, Texas  78746


o    The following information is added to the cover of the Prospectus:

         NASDAQ Symbol CMAFX


o The second sentence in the "Management and Administration - Investment Adviser" section on page 7 of the Prospectus should read as follows:

         The Adviser's principal office is located at 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746.


o The third paragraph on the back cover of the Prospectus should read as follows:

         The Fund's annual and semi-annual reports and the Fund's Statement of Additional Information are available without charge upon written request to Van Den Berg Management, Inc. d/b/a CM Fund Advisers, 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746 or by calling us at 1-800-773-3863.


o The address of the Fund and CM Advisers Family of Funds on the front cover of the SAI should read as follows:

         805 Las Cimas Parkway
         Suite 430
         Austin, Texas  78746

o The second sentence of the second paragraph on the front cover of the SAI should read as follows:

         Copies of the Prospectus may be obtained, without charge, by calling the Fund at 1-800-773-3863 or writing to Van Den Berg Management, Inc. d/b/a CM Fund Advisers, the Fund's investment adviser (the "Adviser") at the following address:

              Van Den Berg Management, Inc. d/b/a CM Fund Advisers
                              805 Las Cimas Parkway
                                    Suite 430
                               Austin, Texas 78746


o    The last paragraph in the "Portfolio  Transactions and Brokerage Allocation
     - Brokerage Selection" section which begins on page 11 of the SAI is being revised to read as follows:

         The Fund may invest in securities traded in the over-the-counter market. Transactions in the over-the-counter market are generally transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. The Fund, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere. When a transaction involves exchange listed securities, the Adviser considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.


o The address for Arnold Van Den Berg, James D. Brilliant, Scott Van Den Berg and Aaron S. Buckholtz in the "Interested Trustees* and Officers" table on page 14 of the SAI should read as follows:

         805 Las Cimas Parkway
         Suite 430
         Austin, Texas 78746


o    The address for Van Den Berg  Management,  Inc. in the "Board of  Trustees,
     Officers  and  Principal   Shareholders  -  Principal   Holders  of  Voting
     Securities" section on page 17 of the SAI should read as follows:

         805 Las Cimas Parkway
         Suite 430
         Austin, Texas 78746


o The first sentence in the "Management and Administration - Investment Adviser" section on page 17 of the SAI should read as follows:

         Information about the Adviser, Van Den Berg Management, Inc. d/b/a CM Fund Advisers, 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746, and its duties and compensation as Adviser is contained in the Prospectus.


o The first paragraph in the "Management and Administration - Administrator" section on page 18 of the SAI should read as follows:

         The  Trust  has  entered  into  a  Fund   Accounting   and   Compliance
         Administration  Agreement with The Nottingham  Management Company d/b/a

         The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator will receive an administration fee at the following annual rates: on the first $50 million of the Fund's net assets, 0.150%; on the next $50 million, 0.125%; on the next $50 million, 0.100%; on all assets over $150 million, 0.075%, with a minimum administration fee of $2,000 per month. In addition, the Administrator will receive a monthly fund accounting fee of $2,250 for the first class of shares of the Fund and $750 for each additional class of shares of the Fund and an asset based fee of 1 basis point for accounting and recordkeeping services for the Fund. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.020% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum aggregate annual fee of $4,800. The Administrator will also charge the Fund for certain costs involved with the daily valuation of investment securities and will be reimbursed for out-of-pocket expenses.


o The second sentence of the "Management and Administration - Transfer Agent" section on page 19 of the SAI should read as follows:

         The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.


o The following paragraph is being added to the "Purchases, Redemptions and Special Shareholder Services" section which begins on page 20 of the SAI:

         Important Information About Procedures For Opening A New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an Investor opens an account, the Fund will ask for the Investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the Investor has filed for such a number), and other information that will allow the Fund to identify the Investor. The Fund may also ask to see the Investor's driver's license or other identifying documents. An Investor's account application will not be considered "complete" and, therefore, an account will not be opened and the Investor's money will not be invested until the Fund receives this required information. In addition, if after opening the Investor's account the Fund is unable to verify the Investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the Investor's identity is verified; and (ii) close the Investor's account without notice and return the Investor's redemption proceeds to the Investor. If the Fund closes an Investor's account because the Fund was unable to verify the Investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the Investor's account is closed. In that case, the Investor's redemption proceeds may be worth more or less than the Investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any Investor opening an account.




          Investors Should Retain This Supplement for Future Reference
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